Subsequent Events (Details Narrative) - USD ($)		3 Months Ended
	May 15, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Warrant exercise price				$ 2.36
Proceeds from initial offering		$ 2,500,000
Proceeds from placement agent		128,056
Stock issued during period, value, conversion of convertible securities		$ 20,000,000
Anti-dilution protection, description		Except as provided, until the Company has issued equity securities or securities convertible into equity securities for a total of an additional $20.0 million in cash or assets, including the proceeds from the exercise of the Warrants issued in the Offering, in the event the Company issues additional equity securities or securities convertible into equity securities at a purchase price less than $2.27 per share of Common Stock, the Purchase Price shall be adjusted and new shares of Common Stock issued as if the Purchase Price was such lower amount (or, if such additional securities are issued without consideration, to a price equal to $0.01 per share).
Common Stock [Member]
Purchase of warrants		33,800
Subsequent Event [Member] | Subscription and Purchase Agreements [Member]
Sale of common stock, shares	1,112,656
Common stock, par value	$ 0.001
Purchase price per share	2.27
Warrant exercise price	$ 2.724
Subsequent Event [Member] | Private placement [Member] | Maximum [Member]
Proceeds from initial offering	$ 8,000,000